Reverse Recapitalization - Schedule Of Common Stock Issued And Outstanding (Details) - shares shares in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Common Stock Issued And Outstanding [Line Items]
Common stock outstanding	175,440	58,057
Common Stock [Member]
Schedule Of Common Stock Issued And Outstanding [Line Items]
Common stock outstanding	175,440	58,057	57,776	57,205
AACT Public Shares [Member] | Common Stock [Member]
Schedule Of Common Stock Issued And Outstanding [Line Items]
Common stock outstanding	49,360
Less: redemptions of AACT public shares	(43,867)
AACT public shares, net of redemptions	5,493
Legacy Kodiak Shares [Member] | Common Stock [Member]
Schedule Of Common Stock Issued And Outstanding [Line Items]
Common stock outstanding	161,754
NRA Shares [Member] | Common Stock [Member]
Schedule Of Common Stock Issued And Outstanding [Line Items]
Common stock outstanding	368
Legacy Kodiak Advisor [Member] | Common Stock [Member]
Schedule Of Common Stock Issued And Outstanding [Line Items]
Common stock outstanding	1,092
AACT Shares [Member] | Common Stock [Member]
Schedule Of Common Stock Issued And Outstanding [Line Items]
Common stock outstanding	11,743
Kodiak Shares [Member] | Common Stock [Member]
Schedule Of Common Stock Issued And Outstanding [Line Items]
Common stock outstanding	174,957
AACT Sponsor Shares [Member] | Common Stock [Member]
Schedule Of Common Stock Issued And Outstanding [Line Items]
Common stock outstanding	6,250